Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 4,339,603	$ 680,978	¥ 5,285,195	¥ 5,570,081
Advertising and Marketing Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Net Revenues	2,533,327	397,534	3,857,233	4,339,602
Advertising and Marketing Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Net Revenues	1,557,056	244,336	1,189,602	1,075,718
Agent and Platform Service fees
Disaggregation Of Revenue [Line Items]
Net Revenues	22,004	3,453	7,904	33,155
Live Streaming And Online Games
Disaggregation Of Revenue [Line Items]
Net Revenues	140,269	22,011	193,141	104,445
Other Revenues
Disaggregation Of Revenue [Line Items]
Net Revenues	86,947	13,644	37,315	17,161
Total Other services
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 249,220	$ 39,108	¥ 238,360	¥ 154,761